COLONIAL HIGH YIELD SECURITIES FUND, COLONIAL INCOME FUND, COLONIAL STRATEGIC INCOME FUND, COLONIAL GOVERNMENT MONEY MARKET FUND, COLONIAL U.S. GOVERNMENT FUND, COLONIAL ADJUSTABLE RATE U.S. GOVERNMENT FUND, COLONIAL NEWPORT JAPAN FUND, COLONIAL NEWPORT TIGER CUB FUND, COLONIAL GROWTH SHARES FUND, THE COLONIAL FUND, COLONIAL FEDERAL SECURITIES FUND, COLONIAL GLOBAL EQUITY FUND, COLONIAL GLOBAL NATURAL RESOURCES FUND, COLONIAL STRATEGIC BALANCED FUND, COLONIAL
INTERNATIONAL FUND FOR GROWTH, COLONIAL GLOBAL UTILITIES FUND, COLONIAL TAX-EXEMPT FUND, COLONIAL TAX-EXEMPT INSURED FUND, COLONIAL MUNICIPAL MONEY MARKET FUND, COLONIAL HIGH YIELD MUNICIPAL FUND, COLONIAL UTILITIES FUND,
COLONIAL  INTERMEDIATE  TAX-EXEMPT FUND,  COLONIAL  SHORT-TERM  TAX-EXEMPT FUND,
COLONIAL MASSACHUSETTS TAX-EXEMPT FUND, COLONIAL MICHIGAN TAX-EXEMPT FUND, COLONIAL MINNESOTA TAX-EXEMPT FUND, COLONIAL NEW YORK TAX-EXEMPT FUND, COLONIAL OHIO TAX-EXEMPT FUND, COLONIAL CALIFORNIA TAX-EXEMPT FUND, COLONIAL CONNECTICUT TAX-EXEMPT FUND, COLONIAL FLORIDA TAX-EXEMPT FUND, COLONIAL NORTH CAROLINA
TAX-EXEMPT FUND, COLONIAL U.S. FUND FOR GROWTH, COLONIAL SMALL STOCK FUND, COLONIAL EQUITY INCOME FUND, COLONIAL INTERNATIONAL EQUITY FUND, COLONIAL AGGRESSIVE GROWTH FUND, COLONIAL NEWPORT TIGER FUND




              Supplement to the Statement of Additional Information



Effective immediately, the ability of investors to invest proceeds liquidated from another mutual fund complex, or from a discretionary account, in the Class A shares of any Colonial fund at a reduced or no initial sales charge is no longer available.



D-956C-1196                                                   November  8, 1996